Fair Value Hierarchy	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement [Line Items]
Fair Value Hierarchy
31.
Fair value hierarchy

The following tables show financial instruments recognized at fair value for the years ended December 31, 2021 and 2020, analyzed between those whose fair value is based on:

•
Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
•
Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
•
Level 3: techniques which use inputs which have a significant. effect on the recorded fair value that are not based upon observable market data.

The table also includes financial instruments measured at amortized cost. The Group understands that the book value of such instruments approximates their fair value.

31 December 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,004	—	1,004	1,004	—	—
Other Assets	—	1,339	1,339	—	—	—
Trade and Other Receivables	—	190,966	190,966	—	—	—
Cash and Cash Equivalents	—	336,197	336,197	—	—	—
	1,004	528,502	529,506	1,004	—	—

31 December 2020	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through
Profit or Loss	8,319	—	8,319	8,319	—	—
Other Assets	—	2,017	2,017	—	—	—
Trade and Other Receivables	—	72,785	72,785	—	—	—
Cash and Cash Equivalents	—	111,733	111,733	—	—	—
	8,319	186,535	194,854	8,319	—	—

31 December 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(277,160)	(277,160)	—	—	—
Financial liabilities	—	(5,014)	(5,014)	—	—	—
Derivative financial instruments	(221)	—	(221)	—	(221)	—
Contingent consideration liability	(665)		(665)	—	—	(665)
	(886)	(282,174)	(283,060)	—	(221)	(665)

31 December 2020	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(142,865)	(142,865)	—	—	—
Derivative financial instruments	(2,896)	—	(2,896)	—	(2,896)	—
	(2,896)	(142,865)	(145,761)	—	(2,896)	—

Level 3 Financial Instruments

As of December 31, 2021, the Group has recognized a contingent consideration liability, described in Note 20, amounting to USD 665, classified in Level 3. The amount of the Level 3 contingent consideration was calculated by the finance team of the Group, using a discounted cash flow analysis, considering the expected cash flows based on terms of the contract, the entity’s knowledge of the business and how the current conditions are likely to impact it.

There were no changes in level 3 items for the years ended December 31, 2021 and 2020. Also, there were no transfer of items between level 2 and level 3, acquisitions, disposals nor gains or losses recognized in profit for the period related to level 3 instruments.